Secured and Unsecured Debt (Details 4) (USD $) In Thousands, unless otherwise specified			1 Months Ended			12 Months Ended	1 Months Ended										1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Credit Agreements quarters Y	Mar. 31, 2011 Credit Agreements	Jun. 30, 2010 Credit Agreements	Dec. 31, 2011 Credit Agreements	Jun. 30, 2010 Credit Agreements LIBOR	Dec. 31, 2011 Credit Agreements LIBOR	Mar. 11, 2011 Credit Agreements LIBOR	Jun. 24, 2010 Credit Agreements LIBOR	Dec. 31, 2011 Credit Agreements Alternate base rate	Mar. 11, 2011 Credit Agreements Alternate base rate	Jun. 24, 2010 Credit Agreements Alternate base rate	Dec. 31, 2011 Line of credit facility	Dec. 31, 2010 Line of credit facility	Jun. 24, 2010 Line of credit facility	Jun. 30, 2010 Term loan maturing in 2014	Nov. 30, 2011 Term loan maturing in 2018
Unsecured credit facilities
Amount borrowed under term loan agreement																	$ 150,000
Amount borrowed	280,000	195,000
Aggregate commitment	250,000															250,000
Availability under line of credit facility														70,000
Borrowing capacity, accordion feature																100,000
Base rate							LIBOR
Basis points over base rate (as a percent)										3.00%	2.25%	2.25%	2.00%
Floor, LIBOR base rate (as a percent)								3.25%	3.25%	1.50%
Loan processing fee			1,350	750	4,400													500
Leverage ratio, minimum			0.60
Leverage ratio, maximum			0.65
Period for which the entity's right to increase leverage ratio was removed (in quarters)			2
Extension period (in years)			1
Fee, less than this percentage of the average daily funds remaining under the line						1.00%
Outstanding balance on the line of credit facility														80,000	45,000
Loan proceeds																		$ 50,000
Minimum effective interest rate on outstanding principal balance (as a percent)																		3.50%